Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Summary of financial assets measured at fair value
The following tables present the balances of financial assets measured at fair value on a recurring basis as of December 31, 2025 and December 31, 2024:

	Fair Value Measurements at December 31, 2025 Using:
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Balance	(Level 1)	(Level 2)	(Level 3)
Company stock	$68,118,408	$68,118,408	$—	$—
Mutual funds	92,382,935	92,382,935	—	—
Investments measured at net asset value (a)(b)	121,207,915	—	—	—

Total assets at fair value	$281,709,258	$160,501,343	$—	$—

	Fair Value Measurements at December 31, 2024 Using:
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Balance	(Level 1)	(Level 2)	(Level 3)
Company stock	$64,009,949	$64,009,949	$—	$—
Mutual funds	73,069,463	73,069,463	—	—
Investments measured at net asset value (a)(b)	111,205,156	—	—	—

Total assets at fair value	$248,284,568	$137,079,412	$—	$—

(a)
In accordance with ASC Topic
820-10,
certain investments that were measured using the net asset value practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.

(b)
This category includes common/collective trust funds that are designed to deliver safety and stability by preserving principal and accumulating earnings. These funds are primarily invested in guaranteed investment contracts and synthetic investment contracts. Participant-directed redemptions have no restrictions; however, the Plan is required to provide a one-year
redemption notice to liquidate its entire share in the funds.